DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION
NOTE 18 -    DISCONTINUED OPERATION

In June 2020, the Company's management decided to discontinue the JT8D engine blades reconditioning activity as part of a strategic change in its business to focus on new capabilities to provide services to newer types of engines. The discontinued operation is related to the JT8D engine blades reconditioning activity in Turbochrome, which constitute a material portion of Turbochrome’s revenues.

	Year ended December 31,
	2022	2021	2020

Revenue:
Services	$-	$440	$955

Cost of revenue:
Services	-	429	1,062

Gross profit (loss)	-	11	(107)

Operating expenses:
Research and development, net	-	16	42
Selling and marketing	-	29	90
General and administrative	-	68	191

	-	113	323

Operating income (loss)	-	(102)	(430)

Financial expenses (income)	-	-	-
Income (loss) on disposal of discontinued operation (1)	-	529	(1,415)

Net Income (loss)	$-	$427	$(1,845)

(1)
During 2020, the Company wrote off total assets of $1.4 mllion. During 2021 the Company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529. The final disposal of this activity was finalized in 2021.